PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.4%
Asset-Backed Securities 48.0%
Automobiles 4.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-05A, Class C, 144A	6.850%	04/20/28		1,000	$1,001,076
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		800	727,261
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,078,404
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,006,254
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		272	272,035
Series 2022-C, Class E, 144A	11.366	12/15/32		161	163,256
Series 2023-A, Class E, 144A	10.068	06/15/33		214	215,784
Series 2023-B, Class G, 144A	17.128	12/15/33		900	902,251

Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	578,592
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	709,368
					6,654,281
Collateralized Loan Obligations 38.2%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.825(c)	07/15/34		500	498,455
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.666(c)	01/22/38	EUR	1,000	1,103,612
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	8.001(c)	07/15/30		500	500,920
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.315(c)	04/15/35	EUR	750	789,545
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.764(c)	10/17/32		750	749,933
Series 2020-05A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.482%)	6.897(c)	01/20/32		1,500	1,500,202

Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.794(c)	01/20/32		500	499,749

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Barings Euro CLO DAC (Ireland), Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.756%(c)	07/25/35	EUR	1,000	$1,062,650
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.416(c)	04/20/35		825	828,387
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.339(c)	10/20/35		1,150	1,154,886
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.727(c)	07/18/30		430	429,646
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.755(c)	07/15/31		2,471	2,471,750
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.830(c)	01/25/35		500	498,655
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.711(c)	05/17/31		500	501,092

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.694(c)	01/17/32		750	749,629
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.515(c)	01/15/33	EUR	1,500	1,597,460
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.665(c)	07/15/34	EUR	1,500	1,588,485
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.715(c)	10/15/35	EUR	500	532,620

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32		1,246	1,246,099
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.752(c)	11/15/31	EUR	1,098	1,187,734
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.616(c)	01/20/35		1,000	1,003,277
Carysfort Park CLO DAC (Ireland), Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.202(c)	07/28/34	EUR	2,000	2,109,906

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525%(c)	03/15/34	EUR	1,500	$1,588,386
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.905(c)	01/15/34		800	799,100
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.885(c)	10/15/29		161	161,354
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.341(c)	02/15/29		81	80,478
Elmwood CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	10/20/34		2,500	2,502,335
Gallatin CLO Ltd. (Bermuda), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.385(c)	10/14/35		1,000	1,004,423
Greywolf CLO Ltd. (Cayman Islands), Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.962(c)	04/15/33		750	747,332
Hayfin Emerald CLO DAC (Ireland), Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.662(c)	05/27/34	EUR	750	794,320
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	04/20/34		1,750	1,746,784
ICG Euro CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.765(c)	10/15/34	EUR	1,500	1,615,033
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A2, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 0.000%)	7.455(c)	01/16/33		2,000	1,984,678
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.245(c)	04/15/31	EUR	500	531,599
LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.327(c)	07/20/34		350	346,197
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32		1,500	1,495,343

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.784%(c)	07/17/34		750	$749,199

Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.904(c)	10/17/34		500	498,409
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.474(c)	04/21/31		250	248,137
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.695(c)	07/15/29		275	274,209
Series 2019-10A, Class BR, 144A, 3 Month SOFR + 2.162% (Cap N/A, Floor 1.900%)	7.574(c)	10/23/34		480	474,878

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.435(c)	07/15/31		750	744,412
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.827(c)	09/01/31		750	750,000
Oaktree CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.815(c)	07/15/34		1,100	1,099,549
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.816(c)	01/20/35		1,000	1,006,694
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.566(c)	01/20/35		1,000	1,000,091

Palmer Square European CLO DAC (Ireland), Series 2023-02A, Class B2, 144A	6.700	10/15/36	EUR	1,250	1,371,817
Penta CLO DAC (Ireland), Series 2017-03A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.785(c)	04/17/35	EUR	1,000	1,066,793
Rockford Tower Europe CLO DAC (Ireland),
Series 2019-01A, Class B2, 144A	2.200	01/20/33	EUR	900	870,332
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.243(c)	04/20/34	EUR	2,000	2,109,072

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.123(c)	01/20/37		1,000	999,824
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.711(c)	01/26/31		655	654,155

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500%	01/17/32	EUR	750	$709,181
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.266(c)	10/20/32		1,000	992,136
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	01/20/31		744	745,061
Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.877(c)	07/20/32		500	501,409
Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.876(c)	07/20/35		1,000	1,000,512
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.915(c)	01/15/32		1,750	1,749,933
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A2R2, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.155(c)	10/15/34		500	488,446
					58,106,303
Consumer Loans 2.5%
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34		1,180	1,159,736
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,557,362
					3,717,098
Credit Cards 0.3%
Master Credit Card Trust II (Canada), Series 2022-01A, Class C, 144A	2.270	07/21/26		500	479,399
Equipment 0.3%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30		500	508,064

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.5%
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.437%(c)	05/25/54		705	$705,000
Other 1.5%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		481	494,152
Series 2023-04C, Class A, 144A	6.480	03/20/57		1,000	1,040,658

Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	9.023(c)	10/16/25		150	140,595
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		396	407,193
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.270(c)	06/25/24		200	196,016
					2,278,614
Residential Mortgage-Backed Securities 0.1%
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.083(c)	03/15/26	EUR	220	206,900
					206,901
Student Loan 0.2%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		1,148	229,590

Total Asset-Backed Securities (cost $71,853,848)					72,885,250
Commercial Mortgage-Backed Securities 24.5%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $483,088; purchased 08/26/20 - 04/07/22)(f)	3.100(cc)	05/15/35		520	379,412
Series 2018-20TS, Class G, 144A (original cost $184,522; purchased 06/28/19 - 08/26/20)(f)	3.100(cc)	05/15/35		200	138,129
Series 2018-20TS, Class H, 144A (original cost $94,181; purchased 06/28/19)(f)	3.100(cc)	05/15/35		100	67,061

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BANK, Series 2021-BN38, Class A1	1.274%	12/15/64	642	$601,563
BANK5,
Series 2023-05YR2, Class XA, IO	0.536(cc)	07/15/56	49,958	1,075,146
Series 2023-05YR3, Class XD, IO, 144A	3.315(cc)	09/15/56	9,000	1,170,831
Series 2023-05YR4, Class XD, 144A	3.786(cc)	12/15/56	4,500	625,120
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36	100	86,775
Series 2016-ETC, Class C, 144A	3.391	08/14/36	100	84,230
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	188,022
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	1,000	815,500
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	1,000	769,591
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	990	700,947

BMO Mortgage Trust, Series 2023-5C2, Class XD, IO, 144A	2.244(cc)	11/15/56	9,500	865,154
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	6.626(c)	09/15/38	355	338,764
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.176(c)	09/15/38	50	47,619
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	7.826(c)	09/15/38	100	95,794
Series 2023-BRK02, Class C, 144A	8.335(cc)	11/05/28	2,000	2,073,529
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.776(c)	10/15/36	213	209,259
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.126(c)	10/15/36	765	752,513
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.402(c)	01/17/39	1,450	1,373,559

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A3	3.839	12/10/54	1,000	950,086
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A4	3.471	10/12/50	400	371,987
Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	726	724,777

Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051	04/10/47	1,101	1,092,318
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.559(c)	05/15/36	1,646	1,634,172
Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37	2,679	2,303,817
CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48	25,076	89,622

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.658%(c)	05/15/35		1,500	$1,455,815
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		500	309,353
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	7.227(c)	08/07/30	GBP	143	180,446
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.827(c)	08/07/30	GBP	67	81,198

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		350	278,974
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.626(cc)	11/25/25		2,112	20,078
Series K058, Class X1, IO	0.909(cc)	08/25/26		3,469	67,557

FREMF Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		92,035	159,737
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	9.026(c)	10/15/36		1,950	1,750,318
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	10.026(c)	10/15/36		140	123,981
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A4	3.997	04/15/47		564	561,640
Series 2014-C23, Class A5	3.934	09/15/47		1,560	1,533,382
Series 2015-C33, Class XB, IO	0.361(cc)	12/15/48		1,620	10,038
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	202,347
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)	8.866(c)	06/15/38		790	523,976

Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.894(c)	08/17/33	EUR	98	102,403
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.077(c)	04/15/38		277	269,110
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.272(cc)	03/15/48		10,000	32,463
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A	3.177(cc)	11/10/36		1,550	1,300,952
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		525	422,971

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
ONE Mortgage Trust,
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.426%(c)	03/15/36		500	$466,026
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.576(c)	03/15/36		1,000	917,959
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.976(c)	03/15/36		650	589,340
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.226(c)	03/15/36		600	544,455

One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.726(c)	01/15/36		600	553,144
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	6.500(c)	01/23/29	GBP	2,000	2,459,820
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	8.101(c)	11/15/38		249	236,990
Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.821(c)	05/17/31	GBP	248	303,307
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.321(c)	08/17/31	GBP	233	281,569
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.408(cc)	12/15/48		6,400	50,916
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.876(c)	05/15/31		400	379,642
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.976(c)	05/15/31		690	637,145
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.976(c)	05/15/31		1,000	887,560

Total Commercial Mortgage-Backed Securities (cost $38,836,405)					37,319,909

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 0.7%
Banks 0.6%
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700%(ff)	01/30/25(oo)	605	$563,750
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.092(c)	09/30/24	436	433,441
				997,191
Media 0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $72,188; purchased 01/23/20)(f)	6.625	08/15/27(d)	75	3,460
Pipelines 0.1%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	129,969

Total Corporate Bonds (cost $1,249,021)				1,130,620
Floating Rate and Other Loans 0.8%
Auto Parts & Equipment 0.3%
Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.100%	10.459(c)	11/17/28	425	373,174
Commercial Services 0.2%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.380(c)	08/11/25	327	307,647
Electric 0.1%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	10.867(c)	07/20/26	13	12,729
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.133(c)	01/29/27	174	166,112
Extended Term C Loan, 3 Month SOFR + 5.750%	11.133(c)	01/29/27	10	9,395
				188,236

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 0.2%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.998%(c)	02/10/27	294	$260,988
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	12.925(c)	05/25/26	50	37,384
Second Lien Term Loan	8.175	08/24/26	459	19,525
				56,909

Total Floating Rate and Other Loans (cost $1,418,983)				1,186,954
Residential Mortgage-Backed Securities 20.4%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.328(c)	07/01/26	500	500,000
Bellemeade Re Ltd., Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.037(c)	01/26/32	510	516,681
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)	9.802(c)	04/25/31	1,600	1,712,822
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.437(c)	10/25/41	650	655,246
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.987(c)	12/25/41	800	788,761
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.237(c)	12/25/41	100	100,156
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.587(c)	03/25/42	1,000	1,096,311
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.437(c)	03/25/42	380	392,055
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.137(c)	06/25/42	800	883,932

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.937%(c)	07/25/42	700	$758,232
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.087(c)	12/25/42	120	126,712
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.437(c)	06/25/43	1,600	1,670,827
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.037(c)	07/25/43	900	917,101
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.837(c)	10/25/43	530	542,217
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.037(c)	10/25/33	164	164,798
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.337(c)	09/26/33	400	400,823

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.737(c)	08/25/33	1,250	1,298,527
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)	7.752(c)	01/25/50	900	918,920
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.952(c)	02/25/50	1,000	1,029,774
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.337(c)	12/25/50	750	776,176
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.987(c)	01/25/51	870	881,149
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.837(c)	10/25/33	100	104,129

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.437%(c)	10/25/33	700	$702,208
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.387(c)	01/25/34	490	494,460
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.837(c)	10/25/41	220	218,075
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.137(c)	11/25/41	1,400	1,382,432
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.187(c)	01/25/42	620	619,763
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.737(c)	02/25/42	2,300	2,327,258
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.237(c)	04/25/42	1,830	1,879,009
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.687(c)	05/25/42	500	519,920
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	9.037(c)	09/25/42	500	525,961
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)	8.887(c)	08/25/42	600	620,329
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	540	538,602
Series 2021-SL02, Class A, 144A	1.875	10/25/68	524	495,231

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.237(c)	04/25/34	800	810,011
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.221(c)	05/30/25	1,340	1,340,689
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.371(c)	02/27/24	820	816,154

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.871%(c)	08/25/25		654	$654,038
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.037(c)	11/25/31		300	307,031
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.037(c)	07/25/33		450	452,865

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	29	31,408

Total Residential Mortgage-Backed Securities (cost $30,065,521)					30,970,793

	Shares
Common Stocks 0.0%
Electric Utilities
Heritage Power LLC*^	1,852	23,409
Heritage Power LLC*^	81	1,024
Heritage Power LLC*^	2,132	1,066

Total Common Stocks (cost $20,254)		25,499

Total Long-Term Investments (cost $143,444,032)		143,519,025

Short-Term Investment 5.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $7,530,333)(wb)	7,530,333	7,530,333

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.4% (cost $150,974,365)		151,049,358

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Value
Option Written*~ (0.0)%
(premiums received $0)	$(2)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.4% (cost $150,974,365)	151,049,356
Other assets in excess of liabilities(z) 0.6%	902,146

Net Assets 100.0%	$151,951,502

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $745,319 and 0.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $833,979. The aggregate value of $588,062 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	$(2)
(premiums received $0)
Futures contracts outstanding at December 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
45	2 Year U.S. Treasury Notes	Mar. 2024	$9,266,133	$(81,986)
11	5 Year Euro-Bobl	Mar. 2024	1,448,471	(23,889)
121	5 Year U.S. Treasury Notes	Mar. 2024	13,161,586	(286,972)
8	10 Year Euro-Bund	Mar. 2024	1,211,872	(33,302)
8	10 Year U.S. Treasury Notes	Mar. 2024	903,125	(30,544)
1	20 Year U.S. Treasury Bonds	Mar. 2024	124,938	(10,048)
3	Euro Schatz Index	Mar. 2024	352,861	(2,271)
				$(469,012)
Forward foreign currency exchange contracts outstanding at December 31, 2023:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/12/24	HSBC	GBP	2,586	$3,255,363	$3,295,873	$—	$(40,510)
Expiring 01/12/24	TD	GBP	133	168,071	169,178	—	(1,107)
Euro,
Expiring 01/12/24	BARC	EUR	3,389	3,729,581	3,743,209	—	(13,628)
Expiring 01/12/24	BARC	EUR	850	916,344	939,438	—	(23,094)

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/12/24	JPM	EUR	10,552	$11,555,462	$11,655,861	$—	$(100,399)
Expiring 01/12/24	MSI	EUR	4,342	4,689,704	4,795,958	—	(106,254)
				$24,314,525	$24,599,517	$—	$(284,992)
Credit default swap agreement outstanding at December 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	01/14/24	0.500%(M)	283	*	$192	$(4)	$196	GSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,135	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.380%	$—	$7,917	$7,917
2,135	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(13,755)	(13,755)
				$—	$(5,838)	$(5,838)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).